Credit risk management - Collateral held (Details)	Sep. 30, 2022	Sep. 30, 2021
Performing loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Performing loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	88.90%	89.20%
Performing loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	4.50%	4.80%
Performing loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	6.60%	6.00%
Performing loans | Housing loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Performing loans | Housing loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Performing loans | Personal loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Performing loans | Personal loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	10.00%	9.90%
Performing loans | Personal loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	24.00%	31.20%
Performing loans | Personal loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	66.00%	58.90%
Performing loans | Business loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Performing loans | Business loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	66.00%	66.20%
Performing loans | Business loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	14.60%	15.60%
Performing loans | Business loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	19.40%	18.20%
Performing loans | Assets held for sale
Collateral held
Secured loan to collateral value ratio (as a percent)		100.00%
Performing loans | Assets held for sale | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)		5.90%
Performing loans | Assets held for sale | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)		92.50%
Performing loans | Assets held for sale | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)		1.60%
Non-performing loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Non-performing loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	73.70%	72.20%
Non-performing loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	14.70%	13.10%
Non-performing loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	11.60%	14.70%
Non-performing loans | Housing loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Non-performing loans | Housing loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	93.20%	94.60%
Non-performing loans | Housing loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	6.80%	5.40%
Non-performing loans | Personal loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Non-performing loans | Personal loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	42.70%	45.70%
Non-performing loans | Personal loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	57.30%	54.30%
Non-performing loans | Business loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Non-performing loans | Business loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	54.10%	44.90%
Non-performing loans | Business loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	22.70%	21.90%
Non-performing loans | Business loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	23.20%	33.20%
Parent Entity | Performing loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Performing loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	89.20%	89.70%
Parent Entity | Performing loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	4.30%	4.50%
Parent Entity | Performing loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	6.50%	5.80%
Parent Entity | Performing loans | Housing loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Performing loans | Housing loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Performing loans | Personal loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Performing loans | Personal loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	10.80%	10.60%
Parent Entity | Performing loans | Personal loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	25.90%	33.50%
Parent Entity | Performing loans | Personal loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	63.30%	55.90%
Parent Entity | Performing loans | Business loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Performing loans | Business loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	65.90%	66.60%
Parent Entity | Performing loans | Business loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	14.40%	14.80%
Parent Entity | Performing loans | Business loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	19.70%	18.60%
Parent Entity | Performing loans | Assets held for sale
Collateral held
Secured loan to collateral value ratio (as a percent)		100.00%
Parent Entity | Performing loans | Assets held for sale | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)		5.90%
Parent Entity | Performing loans | Assets held for sale | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)		92.50%
Parent Entity | Performing loans | Assets held for sale | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)		1.60%
Parent Entity | Non-performing loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Non-performing loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	74.80%	73.30%
Parent Entity | Non-performing loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	14.50%	12.80%
Parent Entity | Non-performing loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	10.70%	13.90%
Parent Entity | Non-performing loans | Housing loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Non-performing loans | Housing loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	93.20%	94.70%
Parent Entity | Non-performing loans | Housing loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	6.80%	5.30%
Parent Entity | Non-performing loans | Personal loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Non-performing loans | Personal loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	44.40%	47.80%
Parent Entity | Non-performing loans | Personal loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	55.60%	52.20%
Parent Entity | Non-performing loans | Business loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Non-performing loans | Business loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	56.70%	47.10%
Parent Entity | Non-performing loans | Business loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	22.20%	21.20%
Parent Entity | Non-performing loans | Business loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	21.10%	31.70%